DEBENTURE UNIT DEPOSITS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Debenture Unit Deposits Abstract
Deposits related to subscriptions	$ 0	$ 594,889	$ 0